Investments - Loans Receivable - Additional Information (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) Loan	Dec. 31, 2024 Loan
Scheduled Loan Receivable Maturities [Line Items]
Number of loans receivable	31	28
Net carrying amount of loans receivable | $	$ 549.5
Number of mortgage loans	17
Number of mortgage loans subject to interest rate increases	12	8
Minimum
Scheduled Loan Receivable Maturities [Line Items]
Amortization period of long-term mortgage loans	15 years	20 years
Long-term mortgage loans receivable prepayment penalty rate (as a percent)	1.00%	1.00%
Maximum
Scheduled Loan Receivable Maturities [Line Items]
Amortization period of long-term mortgage loans	40 years	40 years
Long-term mortgage loans receivable prepayment penalty rate (as a percent)	15.00%	15.00%